Earnings per Share - Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net earnings (loss), Basic	$ 156,300	$ 55,736	$ 273,229	$ 101,257
Net earnings (loss), Diluted	$ 156,300	$ 55,736	$ 273,229	$ 101,257
Weighted average shares outstanding, Basic	206,295,928	200,834,984	206,431,373	200,889,595
Weighted average shares outstanding, Diluted	206,917,106	201,414,539	207,060,068	201,373,737
Earnings (loss) per share, Basic	$ 0.76	$ 0.28	$ 1.32	$ 0.5
Earnings (loss) per share, Diluted	$ 0.76	$ 0.28	$ 1.32	$ 0.5